LEASES	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
LEASES

Note 9 - Leases

Effective January 1, 2019, the Company adopted Accounting Standard Update (ASU) No. 2016-02, Leases (Topic 842). This standard required the Company to recognize on the balance sheet right-of-use assets and lease liabilities, which approximate the present value of the Company’s remaining lease payments. As of March 31, 2019, the Company recognized right-of-use assets and lease liabilities totaling $3.8 million and $3.9 million, respectively. The right-of-use assets are included in the total for premises and equipment net.

In July 2018, the Financial Accounting Standards Board (FASB) issued ASU No. 2018-11, which provided a practical expedient package for lessees. The Company has elected to use the expedient package and did not reassess whether any existing contracts contain leases; did not reassess the lease classification for existing leases; and did not reassess initial direct costs for any existing leases. As a result, all leases are considered operating leases. The Company’s leases do not provide an implicit rate so an incremental borrowing rate based on the information available at adoption date was used in determining the present value of future payments.

The lease liabilities recognized by the Company represent three leased branch locations. The Company’s leases have remaining initial contractual lease terms ranging from nine months to 16.5 years. The Company is terminating the lease on the Hampton, New Hampshire branch effective Mary 2019, therefore the Company chose to account for this lease using the short-term lease exemption and did not apply the new accounting guidance to this lease. Some of the Company’s leases include options to extend the lease for up to 20 years. The lease liabilities recognized include certain lease extensions as it is expected that the Company will use substantially all lease renewal options. Rent expense for the operating leases has been straight lined for the remaining lease term. For the three months ended March 31, 2019, rent expense for the three operating leases totaled $72,000.

The maturities of the annual cash flows for our lease liabilities and other information as of March 31, 2019 are summarized as follows:

(Dollars in thousands)
Fiscal Year-End	Dollar Amount
2019	153
2020	165
2021	172
2022	172
2023	172
Thereafter	6,461
Total lease payments	7,295
Less imputed interest	(3,376)
Total lease liabilities	$3,919

Weighted-average remaining lease term - operating leases	32.4 years
Weighted-average discount rate - operating leases	3.77%